Convertible Preferred Stock - Summary of original issue price and liquidation value of convertible preferred stock (Details) - Preferred Stock [Member] - $ / shares	Sep. 30, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Temporary equity shares authorised		7,537,269
Temporary Equity, Shares Issued		6,956,100
Temporary Equity, Shares Outstanding		6,956,100
Series A
Temporary Equity [Line Items]
Temporary equity shares authorised	2,228,361	2,228,361
Temporary Equity, Shares Issued	1,660,839	1,660,839
Temporary Equity, Shares Outstanding	1,660,839	1,660,839
Temporary Equity, Liquidation Preference Per Share	$ 43.30	$ 43.30
Series A-1
Temporary Equity [Line Items]
Temporary equity shares authorised	163,306	163,306
Temporary Equity, Shares Issued	163,306	163,306
Temporary Equity, Shares Outstanding	163,306	163,306
Temporary Equity, Liquidation Preference Per Share	$ 15.31	$ 15.31
Series A-2
Temporary Equity [Line Items]
Temporary equity shares authorised	1,322,780	1,322,780
Temporary Equity, Shares Issued	1,322,780	1,322,780
Temporary Equity, Shares Outstanding	1,322,780	1,322,780
Temporary Equity, Liquidation Preference Per Share	$ 15.12	$ 15.12
Series A-3
Temporary Equity [Line Items]
Temporary equity shares authorised	223,548	223,548
Temporary Equity, Shares Issued	223,548	223,548
Temporary Equity, Shares Outstanding	223,548	223,548
Temporary Equity, Liquidation Preference Per Share	$ 17.89	$ 17.89
Series A-4
Temporary Equity [Line Items]
Temporary equity shares authorised	49,827	49,827
Temporary Equity, Shares Issued	49,827	49,827
Temporary Equity, Shares Outstanding	49,827	49,827
Temporary Equity, Liquidation Preference Per Share	$ 20.07	$ 20.07
Series A-5
Temporary Equity [Line Items]
Temporary equity shares authorised	137,715	137,715
Temporary Equity, Shares Issued	124,068	124,068
Temporary Equity, Shares Outstanding	124,068	124,068
Temporary Equity, Liquidation Preference Per Share	$ 20.15	$ 20.15
Series A-6
Temporary Equity [Line Items]
Temporary equity shares authorised	247,420	247,420
Temporary Equity, Shares Issued	247,420	247,420
Temporary Equity, Shares Outstanding	247,420	247,420
Temporary Equity, Liquidation Preference Per Share	$ 30.31	$ 30.31
Series A-7
Temporary Equity [Line Items]
Temporary equity shares authorised	1,459,656	1,459,656
Temporary Equity, Shares Issued	1,459,656	1,459,656
Temporary Equity, Shares Outstanding	1,459,656	1,459,656
Temporary Equity, Liquidation Preference Per Share	$ 34.64	$ 34.64
Series A-8
Temporary Equity [Line Items]
Temporary equity shares authorised	385,777	385,777
Temporary Equity, Shares Issued	385,777	385,777
Temporary Equity, Shares Outstanding	385,777	385,777
Temporary Equity, Liquidation Preference Per Share	$ 36.81	$ 36.81
Series A-9
Temporary Equity [Line Items]
Temporary equity shares authorised	748,674	748,674
Temporary Equity, Shares Issued	748,674	748,674
Temporary Equity, Shares Outstanding	748,674	748,674
Temporary Equity, Liquidation Preference Per Share	$ 38.97	$ 38.97
Series A-10
Temporary Equity [Line Items]
Temporary equity shares authorised	252,801	252,801
Temporary Equity, Shares Issued	252,801	252,801
Temporary Equity, Shares Outstanding	252,801	252,801
Temporary Equity, Liquidation Preference Per Share	$ 41.14	$ 41.14
Series A-11
Temporary Equity [Line Items]
Temporary equity shares authorised	317,404	317,404
Temporary Equity, Shares Issued	317,404	317,404
Temporary Equity, Shares Outstanding	317,404	317,404
Temporary Equity, Liquidation Preference Per Share	$ 5.27	$ 5.27
Series X
Temporary Equity [Line Items]
Temporary equity shares authorised	1,472,905
Temporary Equity, Shares Issued	1,251,971
Temporary Equity, Shares Outstanding	1,251,971
Temporary Equity, Liquidation Preference Per Share	$ 135.79